TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI


                 FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
                 ----------------------------------------------
                                  ANNUAL REPORT

[LOGO OMITTED]
TEMPLETON

                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
        BANK;

     o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
        PRINCIPAL.
--------------------------------------------------------------------------------



INVESTING IN EMERGING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC AND POLITICAL DEVELOPMENTS, AND THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO.

                        December 31, 2002




DEAR Shareholder:

     This annual report of the Templeton Institutional Funds, Inc. (TIFI) Franklin Templeton Non-U.S. Core Equity Series (the "Fund") covers the period from its initial public offering, September 3, 2002, to December 31, 2002. During the fourth quarter, the global equity markets rebounded following a third quarter that was one of the worst quarters in history. Technology- and telecommunications-related stocks led a broad-based rally that peaked in late November and then the markets traded in a relatively narrow range through the end of the year. All developed markets were positive (in U.S. dollars) for the quarter, except Japan and Greece, and all of the major economic sectors of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index(R) were also positive (in U.S. dollars) for the quarter 1. For the period of September 3, 2002, to December 31, 2002, the Fund posted a cumulative total return of -5.05%, as compared to the Fund's benchmark, the MSCI EAFE Index(R), which returned -1.39% for the period 1.



[PHOTO OMITTED]

CRAIG W. BROWNELL IS SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER WITH FIDUCIARY TRUST COMPANY INTERNATIONAL. HE IS ALSO A DIRECTOR OF FRANKLIN TEMPLETON ASSET STRATEGIES AND SERVES AS PORTFOLIO MANAGER FOR THE FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES.

MR. BROWNELL HOLDS A B.S. IN FINANCE AND A B.B.A. IN ACCOUNTING FROM SIENA COLLEGE, AS WELL AS AN M.B.A., WITH A CONCENTRATION IN FINANCE, FROM NEW YORK STATE UNIVERSITY, ALBANY. PREVIOUSLY, HE HELD POSITIONS WITH PIMCO ADVISORS, SANFORD C. BERNSTEIN, AND KEYCORP ASSET MANAGEMENT.


--------------------------------------------------------------------------------
                          TOTAL RETURNS AS OF 12/31/02

                              CUMULATIVE SINCE
                                 INCEPTION
                              (09/03/02) 1,2
TIFI Franklin Templeton
Non-U.S. Core Equity Series      -5.05%

MSCI EAFE Index(R) 3             -1.39%

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Cumulative total return represents the change in value of an investment over the indicated periods.

3 Source: Morgan Stanley Capital International ("MSCI"). The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are unmanaged, do not contain cash and do not include management or operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 6.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------

                                                                   CONTINUED ...

TEMPLETON INSTITUTIONAL FUNDS, INC. FRANKLIN
TEMPLETON NON-U.S. CORE EQUITY SERIES
LETTER CONTINUED................................................................




Overall, value-oriented equities marginally out-performed growth oriented equities by less than 1% during the fourth quarter and by 4.4% for the year 2002 (in U.S. dollars). Non-U.S. smaller equities (developed markets) out-performed large capitalization equities by 1.9% for the fourth quarter and by 7.4% for the year 2002 (in U.S. dollars). [Salomon Smith Barney.]

     During the fourth quarter of 2002, non-U.S. equities, overall, underperformed U.S. equities. This was predominantly due to the higher technology weightings in the U.S. relative to Europe and Asia. For the year 2002, non-U.S. equities out- performed U.S. equities predominantly as a result of a significant weakening of the dollar and because the technology weighting in non-U.S. markets was about half of that of the U.S. weighting.

     Many global equity markets have been very volatile as investors focused on the potential impact of deflation and its impact on corporate profits, sluggish economic growth, debt levels, and the myriad of geopolitical risks. This backdrop led many investors to flee to the relative safety of government bonds and cash. Equity markets reacted favorably in the fourth quarter of the year to the U.S. Federal Reserve lowering short-term rates by 50-basis points, and the European Central Bank followed suit in November with a similar rate reduction. The latest rate cuts, which occur at a time when rates were already at a 40-year low, signaled a determination to combat the growing risk of deflation. In the fourth quarter of 2002, most investors seemed to look past the threat of war in Iraq, nuclear tensions in North Korea, and the crippling national strike in Venezuela that disrupted global oil markets, and focused their attention on the hopes of a new global recovery cycle.

     The Fund began its operation in early September against this macroeconomic environment. We used dollar cost averaging through the fourth quarter to allocate the Fund's assets into the equity markets, and this hurt performance as cash significantly under-performed equities for the quarter and this was the single largest detractor from the Fund's performance for the quarter. Other sectors of the Fund's portfolio were widely diversified and the Fund benefited from its exposure to industrials, materials, and a rebound in the European insurance stocks.



GEOGRAPHIC DISTRIBUTION ON 12/31/02
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

Europe   Asia     North America     Australia/New Zealand     Latin America     Middle East/Africa
64.0%    17.3%    3.7%              3.3%                      2.8%              1.5%



FUND ASSET ALLOCATION ON 12/31/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:
Equity*                                    92.6%
Short-Term Investments & Other Net Assets   7.4%


*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.

.................................................................................

Conversely, stock selection in the technology and telecommunications sectors, while providing positive returns, detracted from the Fund's relative overall performance.

     Looking ahead, equity markets worldwide enter 2003 with the backdrop of an improving economic outlook, supportive monetary and fiscal policies, and continued geopolitical risks. In our opinion, the global economic recovery will most likely not be a synchronized recovery, which should make regional and major country market allocations important in the coming year. After three consecutive years of falling equity values, the picture is still somewhat uncertain. Equity valuations, in our opinion, are reasonable relative to the ten-year averages. Dividend yields are higher than money market yields in North America, Europe, and Asia. This is the first time this has occurred since 1963 and is historically a positive forecasting tool for equity prices. In addition, we are observing valuation compression across all country markets and economic sectors. This implies that investors may have lost some confidence in the ability of the "growth" companies to deliver the forecasted earnings and revenue growth and are pricing these securities similarly to others that do not have the same opportunity to grow earnings and revenue. This is another positive indicator for future equity prices. If an economic recovery gains traction, we believe that the earnings and revenue growth could rebound and could create a more favorable economic environment. In our opinion, the base for the next bull market could already be taking shape.

     There continues to be economic and geopolitical risks for equity investors globally that will likely continue to result in volatility in global stock prices. For the disciplined, long-term investor, this is not necessarily negative because high fluctuations in stock prices can provide opportunities to buy and sell stocks opportunistically. Positive surprises for equity markets, for which we continue to look, include better-than-expected corporate profitability from growth and not just cost cutting; peaceful resolution to the geopolitical events discussed; and a significant increase in business spending, which includes leveraged buy out activity. Our approach at Franklin Templeton Asset Strategies is a disciplined and diversified approach that seeks to stay diversified by geography, economic sector and industry, currency, and style.





       INDUSTRY DIVERSIFICATION ON 12/31/02
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

     Financials                       22.5%

     Consumer Discretionary           12.8%

     Health Care                      11.6%

     Materials                         9.1%

     Telecommunication Services        8.7%

     Energy                            7.4%

     Industrials                       7.4%

     Consumer Staples                  5.7%

     Information Technology            4.5%

     Utilities                         2.9%



  10 LARGEST EQUITY POSITIONS ON 12/31/02
     (PERCENTAGE OF TOTAL NET ASSETS)

  Aventis SA                        2.3%

  ING Groep NV                      2.1%

  Sanofi Synthelabo SA              1.7%

  Bayerische Motoren Werke AG       1.5%

  UBS AG                            1.5%

  Reed Elsevier PLC                 1.5%

  Tesco PLC                         1.4%

  Takeda Chemical Industries Ltd.   1.4%

  BHP Billiton PLC                  1.4%

  Riunione Adriatica di Sicurta SpA 1.3%

TEMPLETON INSTITUTIONAL FUNDS, INC. FRANKLIN
TEMPLETON NON-U.S. CORE EQUITY SERIES
LETTER CONTINUED................................................................



--------------------------------------------------------------------------------
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES - PRIMARY SHARES
TOTAL RETURN INDEX COMPARISON 1
$5,000,000 INVESTMENT: 09/03/02-12/31/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

          TIFI Franklin Templeton Non-U.S. Core Equity Series 1   MSCI EAFE Index[R] 3
INCEPT                            $5,000,000                           $5,000,000
10/1/02                            5,133,830                            5,269,100
11/1/02                            5,369,380                            5,508,960
12/1/02                            5,082,923                            5,324,133


Periods ended December 31, 2002

                                 Cumulative
                                    Since
                                  Inception
                               (09/03/02) 1,2
TIFI Franklin Templeton
Non-U.S. Core Equity Series         -5.05%



1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S
  TOTAL RETURNS. WITHOUT THESE WAIVERS, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE INDICATED PERIODS.

3 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI"). THE MSCI EAFE(R) INDEX
  (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE US & CANADA. AS OF APRIL 2002 THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH AND DO NOT INCLUDE MANAGEMENT OR OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
--------------------------------------------------------------------------------


     It is important to note that there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 15.22% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15% during that time. 3 The short-term price volatility of smaller companies and emerging markets can be disconcerting and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

     Thank you for investing in the Fund. We appreciate your support and welcome your comments and suggestions.

                        Sincerely,

                        /S/ CRAIG W. BROWNELL

                        Craig W. Brownell
                        PORTFOLIO MANAGER
                        TIFI FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES


1 Source: Morgan Stanley Capital International ("MSCI"). The MSCI EAFE (R)
Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

2 Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through December 31, 2002. Market return is measured in U.S. dollars and does not include reinvested dividends.


FOR THE MOST CURRENT PORTFOLIO INFORMATION, CALL 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Financial Highlights

                                                                                    PERIOD ENDED
                                                                                      DEC. 31,
                                                                                      2002 +
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE***
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................................    $10.00
                                                                                     -----------
Income from investment operations:
 Net investment income ...........................................................       .01
 Net realized and unrealized losses ..............................................      (.51)
                                                                                     -----------
Total from investment operations .................................................      (.50)
                                                                                     -----------
Less distributions from net investment income ....................................      (.05)
                                                                                     -----------
Net asset value, end of period ...................................................     $9.45
                                                                                     ===========
Total return* ....................................................................   (5.05)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................................    $2,942
Ratios to average net assets:
 Expenses ........................................................................      .84%**
 Expenses, excluding waiver and payments by affiliate ............................     5.47%**
 Net investment income ...........................................................      .28%**
Portfolio turnover rate ..........................................................     6.36%



*Total return is not annualized for periods less than one year.
**Annualized.
***Based on average weighted shares outstanding.
+For the period September 3, 2002 (inception date) to December 31, 2002.

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002



                                                                                                     COUNTRY      SHARES     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 92.6%
     AEROSPACE & DEFENSE .5%
     BAE Systems PLC .......................................................................      United Kingdom   7,680 $   15,331
                                                                                                                         -----------
     AIR FREIGHT & COURIERS 2.5%
     Deutsche Post AG ......................................................................          Germany      3,360     35,295
     Exel PLC ..............................................................................      United Kingdom   3,500     38,766
                                                                                                                         -----------
                                                                                                                             74,061
                                                                                                                         -----------
     AUTO COMPONENTS 1.2%
     Michelin SA, B ........................................................................          France       1,030     35,518
                                                                                                                         -----------
     AUTOMOBILES 2.6%
     Bayerische Motoren Werke AG ...........................................................          Germany      1,500     45,570
     Volkswagen AG .........................................................................          Germany        830     30,049
                                                                                                                         -----------
                                                                                                                             75,619
                                                                                                                         -----------
     BANKS 11.8%
     Allied Irish Banks PLC ................................................................      Irish Republic   2,000     27,389
     Banco Popular Espanol SA ..............................................................           Spain         600     24,537
     Danske Bank ...........................................................................          Denmark      1,000     16,529
     Grupo Financiero Banorte SA de CV, O ..................................................          Mexico       3,000      7,311
     HSBC Holdings PLC .....................................................................         Hong Kong     2,400     26,236
     Kookmin Bank, ADR .....................................................................        South Korea      760     26,866
     Lloyds TSB Group PLC ..................................................................      United Kingdom   2,500     17,950
     Mitsubishi Tokyo Financial Group Inc. .................................................           Japan           4     21,741
     Nordea AB, FDR ........................................................................          Sweden       7,990     35,803
     Royal Bank of Scotland Group PLC ......................................................      United Kingdom   1,400     33,537
     San Paolo-IMI SpA .....................................................................           Italy       4,600     29,929
     Standard Chartered PLC ................................................................      United Kingdom   3,180     36,143
    *UBS AG ................................................................................        Switzerland      900     43,741
                                                                                                                         -----------
                                                                                                                            347,712
                                                                                                                         -----------
     BEVERAGES 1.5%
     Diageo PLC ............................................................................      United Kingdom   3,300     35,860
     Grupo Modelo SA de CV, C ..............................................................          Mexico       3,000      7,308
                                                                                                                         -----------
                                                                                                                             43,168
                                                                                                                         -----------
     BIOTECHNOLOGY .6%
     Serono SA, B ..........................................................................        Switzerland       30     16,077
                                                                                                                         -----------
     CHEMICALS 3.3%
     Akzo Nobel NV .........................................................................        Netherlands      990     31,406
     BASF AG ...............................................................................          Germany        900     33,906
     Bayer AG, Br. .........................................................................          Germany        810     17,000
     Sasol Ltd. ............................................................................       South Africa    1,300     15,908
                                                                                                                         -----------
                                                                                                                             98,220
                                                                                                                         -----------
     COMMUNICATIONS EQUIPMENT .8%
     Nokia Corp., A ........................................................................          Finland      1,500     23,848
                                                                                                                         -----------
     DIVERSIFIED FINANCIALS 2.7%
     ING Groep NV ..........................................................................        Netherlands    3,730     63,176
     Wharf Holdings Ltd. ...................................................................         Hong Kong     8,000     15,080
                                                                                                                         -----------
                                                                                                                             78,256
                                                                                                                         -----------
     DIVERSIFIED TELECOMMUNICATION SERVICES 6.4%
     BCE Inc. ..............................................................................          Canada       1,960     35,359
     Cable & Wireless PLC ..................................................................      United Kingdom  14,380     10,360
     KT Corp., ADR .........................................................................        South Korea    1,610     34,695
     Nippon Telegraph & Telephone Corp. ....................................................           Japan           9     32,687
    *Telefonica SA .........................................................................           Spain       4,000     35,805
     Telefonos de Mexico SA de CV (Telmex), L, ADR .........................................          Mexico       1,220     39,016
                                                                                                                         -----------
                                                                                                                            187,922
                                                                                                                         -----------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)



                                                                                                     COUNTRY      SHARES     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRIC UTILITIES 1.9%
     E.ON AG ...............................................................................          Germany        730 $   29,417
     Hong Kong Electric Holdings Ltd. ......................................................         Hong Kong     3,000     11,348
     Huaneng Power International Inc., H ...................................................           China      19,000     15,228
                                                                                                                         -----------
                                                                                                                             55,993
                                                                                                                         -----------
     ENERGY EQUIPMENT & SERVICES 2.3%
     IHC Caland NV .........................................................................        Netherlands      730     38,533
     Saipem SpA ............................................................................           Italy       4,500     30,081
                                                                                                                         -----------
                                                                                                                             68,614
                                                                                                                         -----------
     FOOD & DRUG RETAILING 3.0%
     J.Sainsbury PLC .......................................................................      United Kingdom   7,430     33,343
     Tesco PLC .............................................................................      United Kingdom  13,500     42,163
     William Morrison Supermarkets PLC .....................................................      United Kingdom   4,000     13,909
                                                                                                                         -----------
                                                                                                                             89,415
                                                                                                                         -----------
     HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
     Olympus Optical Co. Ltd. ..............................................................           Japan       2,000     32,595
     Smith & Nephew PLC ....................................................................      United Kingdom   2,400     14,701
                                                                                                                         -----------
                                                                                                                             47,296
                                                                                                                         -----------
     HEALTH CARE PROVIDERS & SERVICES 1.7%
     Gehe AG ...............................................................................          Germany        810     31,365
     Mayne Group Ltd. ......................................................................         Australia     9,900     18,174
                                                                                                                         -----------
                                                                                                                             49,539
                                                                                                                         -----------
     HOTELS RESTAURANTS & LEISURE 1.3%
     Compass Group PLC .....................................................................      United Kingdom   7,000     37,188
                                                                                                                         -----------
     HOUSEHOLD DURABLES 2.1%
     Koninklijke Philips Electronics NV ....................................................        Netherlands    1,930     33,823
     Sony Corp. ............................................................................           Japan         700     29,258
                                                                                                                         -----------
                                                                                                                             63,081
                                                                                                                         -----------
     HOUSEHOLD PRODUCTS 1.2%
     Reckitt Benckiser PLC .................................................................      United Kingdom   1,800     34,919
                                                                                                                         -----------
     INDUSTRIAL CONGLOMERATES .7%
     Siemens AG ............................................................................          Germany        300     12,750
     Smiths Group PLC ......................................................................      United Kingdom     800      8,958
                                                                                                                         -----------
                                                                                                                             21,708
                                                                                                                         -----------
     INSURANCE 7.0%
     Ace Ltd. ..............................................................................          Bermuda      1,170     34,328
     AXA SA ................................................................................          France       2,270     30,467
     QBE Insurance Group Ltd. ..............................................................         Australia     8,400     38,550
     Riunione Adriatica di Sicurta SpA .....................................................           Italy       3,240     39,440
     Sompo Japan Insurance Inc. ............................................................           Japan       5,000     29,199
     Swiss Reinsurance Co. .................................................................        Switzerland      510     33,454
                                                                                                                         -----------
                                                                                                                            205,438
                                                                                                                         -----------
     MACHINERY 2.4%
    *Atlas Copco AB, A .....................................................................          Sweden       1,750     34,143
     Volvo AB, B ...........................................................................          Sweden       2,230     36,342
                                                                                                                         -----------
                                                                                                                             70,485
                                                                                                                         -----------
     MEDIA 4.5%
     Arnoldo Mondadori Editore SpA .........................................................           Italy       5,000     30,957
     Publicis Groupe SA ....................................................................          France         700     14,838
     Reed Elsevier PLC .....................................................................      United Kingdom   5,000     42,823
     Television Broadcasts Ltd. ............................................................         Hong Kong     7,000     22,082
     Television Francaise (T.F.1) ..........................................................          France         860     22,977
                                                                                                                         -----------
                                                                                                                            133,677
                                                                                                                         -----------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)



                                                                                                     COUNTRY      SHARES     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     METALS & MINING 3.4%
     Alcan Inc. ............................................................................          Canada       1,330 $   39,004
     BHP Billiton PLC ......................................................................         Australia     7,710     41,178
     POSCO, ADR ............................................................................        South Korea      800     19,784
                                                                                                                         -----------
                                                                                                                             99,966
                                                                                                                         -----------
     MULTI-UTILITIES 1.0%
     Suez SA ...............................................................................          France       1,700     29,507
                                                                                                                         -----------
     MULTILINE RETAIL .5%
     Wal-Mart de Mexico SA de CV, V ........................................................          Mexico       6,000     13,647
                                                                                                                         -----------
     OIL & GAS 5.1%
     BP PLC ................................................................................      United Kingdom   4,600     31,622
     Eni SpA ...............................................................................           Italy       2,440     38,792
     Royal Dutch Petroleum Co. .............................................................        Netherlands      700     30,815
     Shell Transport & Trading Co. PLC .....................................................      United Kingdom   5,570     36,675
     Yukos Corp., ADR ......................................................................          Russia          80     11,180
                                                                                                                         -----------
                                                                                                                            149,084
                                                                                                                         -----------
     PAPER & FOREST PRODUCTS 2.4%
     Norske Skogindustrier ASA, A ..........................................................          Norway       2,480     35,082
     Stora Enso OYJ, R (EUR/FIM Traded) ....................................................          Finland      3,330     35,120
                                                                                                                         -----------
                                                                                                                             70,202
                                                                                                                         -----------
     PHARMACEUTICALS 7.7%
     Aventis SA ............................................................................          France       1,240     67,405
     Novartis AG ...........................................................................        Switzerland    1,000     36,486
     Sanofi Synthelabo SA ..................................................................          France         800     48,902
     Schering AG ...........................................................................          Germany        200      8,710
    *Shire Pharmaceuticals Group PLC .......................................................      United Kingdom   3,800     24,317
     Takeda Chemical Industries Ltd. .......................................................           Japan       1,000     41,797
                                                                                                                         -----------
                                                                                                                            227,617
                                                                                                                         -----------
     REAL ESTATE 1.0%
     Sun Hung Kai Properties Ltd. ..........................................................         Hong Kong     5,000     29,622
                                                                                                                         -----------
     ROAD & RAIL 1.2%
     East Japan Railway Co. ................................................................           Japan           7     34,743
                                                                                                                         -----------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.3%
     Samsung Electronics Co. Ltd., 144A, GDR ...............................................        South Korea      270     36,247
     STMicroelectronics NV .................................................................          France       1,000     19,603
    *Taiwan Semiconductor Manufacturing Co. Ltd., ADR ......................................          Taiwan       1,500     10,575
                                                                                                                         -----------
                                                                                                                             66,425
                                                                                                                         -----------
     SOFTWARE 1.5%
    *Check Point Software Technologies Ltd. ................................................          Israel       2,280     29,572
     SAP AG ................................................................................          Germany        180     14,110
                                                                                                                         -----------
                                                                                                                             43,682
                                                                                                                         -----------
     SPECIALTY RETAIL .6%
     Dixons Group PLC ......................................................................      United Kingdom   8,000     18,675
                                                                                                                         -----------
     WIRELESS TELECOMMUNICATION SERVICES 2.3%
     America Movil SA de CV, L, ADR ........................................................          Mexico         900     12,924
    *China Mobile (Hong Kong) Ltd. .........................................................           China      16,000     38,060
     Vodafone Group PLC ....................................................................      United Kingdom   8,800     16,044
                                                                                                                         -----------
                                                                                                                             67,028
                                                                                                                         -----------
     TOTAL COMMON STOCKS (COST $2,773,413) .................................................                              2,723,283
                                                                                                                         -----------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)


                                                                                                                PRINCIPAL
                                                                                                     COUNTRY      AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     SHORT TERM INVESTMENTS (COST $167,936) 5.7%
     U.S. Treasury Bill, 1.536% 1/09/03 ....................................................      United States $168,000 $  167,965
                                                                                                                         -----------
     TOTAL INVESTMENTS (COST $2,941,349) 98.3% .............................................                              2,891,248
     OTHER ASSETS, LESS LIABILITIES 1.7% ...................................................                                 51,137
                                                                                                                         -----------
     TOTAL NET ASSETS 100.0% ...............................................................                             $2,942,385
                                                                                                                         ===========

     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     FIM-- Finnish Markka






     *Non-income producing.


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


Assets:
 Investments in securities:
  Cost ............................................................................    $2,941,349
                                                                                       ==========
  Value ...........................................................................     2,891,248
 Cash .............................................................................        27,231
 Receivables:
  Dividends .......................................................................         1,963
  Affiliates ......................................................................        15,490
 Unamortized offering costs .......................................................        39,296
                                                                                       ----------
      Total assets ................................................................     2,975,228
                                                                                       ----------
Liabilities:
 Payables:
  Investment securities purchased .................................................        16,546
 Accrued expenses .................................................................        16,297
                                                                                       ----------
      Total liabilities ...........................................................        32,843
                                                                                       ----------
Net assets, at value ..............................................................    $2,942,385
                                                                                       ==========
Net assets consist of:
 Undistributed net investment income ..............................................    $    2,080
 Net unrealized depreciation ......................................................       (50,211)
 Accumulated net realized loss ....................................................       (12,407)
 Capital shares ...................................................................     3,002,923
                                                                                       ----------
Net assets, at value ..............................................................    $2,942,385
                                                                                       ==========
Net asset value per share ($2,942,385 [DIVIDE] 311,359 shares outstanding) ........         $9.45
                                                                                       ==========


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 3, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002


Investment Income:
 (net of foreign taxes of $688)
 Dividends .................................................................................    $  7,295
 Interest ..................................................................................       2,633
                                                                                                ---------
      Total investment income ..............................................................       9,928
                                                                                                ---------
Expenses:
 Management fees (Note 3) ..................................................................       6,201
 Administrative fees (Note 3) ..............................................................       1,769
 Transfer agent fees (Note 3) ..............................................................          20
 Custodian fees ............................................................................         100
 Reports to shareholders ...................................................................       4,000
 Registration and filing fees ..............................................................       2,630
 Amortization of offering costs (Note 1f) ..................................................      19,040
 Professional fees .........................................................................      12,400
 Directors' fees and expenses ..............................................................       2,100
 Other .....................................................................................         200
                                                                                                ---------
      Total expenses .......................................................................      48,460
         Expenses waived/paid by affiliate (Note 3) ........................................     (41,019)
                                                                                                ---------
             Net expenses ..................................................................       7,441
                                                                                                ---------
                Net investment income ......................................................       2,487
                                                                                                ---------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..............................................................................     (12,407)
  Foreign currency transactions ............................................................      10,072
                                                                                                ---------
      Net realized loss ....................................................................      (2,335)
 Net unrealized depreciation on:
  Investments ..............................................................................     (50,101)
  Translation of assets and liabilities denominated in foreign currencies ..................        (110)
                                                                                                ---------
      Net unrealized depreciation ..........................................................     (50,211)
                                                                                                ---------
Net realized and unrealized loss ...........................................................     (52,546)
                                                                                                ---------
Net decrease in net assets resulting from operations .......................................    $(50,059)
                                                                                                =========



                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 3, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002

                                                                                           2002
                                                                                       ----------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................   $    2,487
  Net realized loss from investments and foreign currency transactions .............       (2,335)
  Net unrealized depreciation on investments and
    translation of assets and liabilities denominated in foreign currencies ........      (50,211)
                                                                                       ----------
      Net decrease in net assets resulting from operations .........................      (50,059)

Distributions to shareholders from net investment income ...........................      (13,980)
Capital share transactions (Note 2) ................................................    3,006,424
                                                                                       ----------

      Net increase in net assets ...................................................    2,942,385

Net assets:
 Beginning of period ...............................................................           --
                                                                                       ----------
 End of period .....................................................................   $2,942,385
                                                                                       ==========

Undistributed net investment income included in net assets:
 End of period .....................................................................   $    2,080
                                                                                       ==========


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Non-U.S. Core Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At December 31, 2002, there were 1.14 billion shares authorized ($0.01 par value) for the Company of which 60 million were designated as Fund shares. Transactions in the Fund's shares were as follows:

                                                PERIOD ENDED DECEMBER 31, 2002
                                                ------------------------------
                                                      SHARES      AMOUNT
                                                ------------------------------
Shares sold ...................................      418,425   $4,000,000
Shares redeemed ...............................     (107,066)    (993,576)
                                                ------------------------------
Net increase ..................................      311,359   $3,006,424
                                                ------------------------------

Franklin Advisors, Inc. (an affiliate of the Fund's investment manager) is the record owner of approximately 64% of the Fund shares as of December 31, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Franklin Templeton Asset Strategies, LLC (Asset Strategies), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Asset Strategies of .70% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

The investment manager and administator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total operating expenses do not exceed 0.84% of average daily operating net assets, through December 31, 2003, as noted in the Statement of Operations.


4. INCOME TAXES

At December 31, 2002, the cost of investments, net unrealized depreciation and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments .........................   $2,941,349
                                                                 ----------
                 Unrealized appreciation .....................       87,348
                 Unrealized depreciation .....................     (137,449)
                                                                 ----------
                 Net unrealized depreciation .................   $  (50,101)
                                                                 ==========
                 Distributable earnings - ordinary income ....   $    2,768
                                                                 ==========

The tax character of distributions paid during the period ended December 31, 2002, was as follows:

                  Distribution from ordinary income: $13,980.

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, losses realized subsequent to October 31 on the sale of securities and organization and offering costs.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $12,373. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses of $34 which may be carried over to offset future capital gains. Such losses expire in 2010.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2002 aggregated $2,899,443 and $113,389, respectively.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Franklin Templeton
Non-U.S. Core Equity Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Non-U.S. Core Equity Series of Templeton Institutional Funds, Inc. (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 3, 2002 (inception date) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
January 30, 2003

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Templeton Institutional Funds, Inc. Fiduciary Non-U.S. Core Equity Series' total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to shareholders of record on December 12, 2002.



                                              FOREIGN TAX         FOREIGN
                                                  PAID          SOURCE INCOME
           COUNTRY                              PER SHARE         PER SHARE
           -------------------------------------------------------------------
           Bermuda                              $0.0000           $0.0006
           Canada                                0.0004            0.0016
           Hong Kong                             0.0000            0.0025
           Japan                                 0.0002            0.0008
           Mexico                                0.0000            0.0018
           Netherlands                           0.0001            0.0006
           Russia                                0.0001            0.0004
           South Korea                           0.0005            0.0018
           United Kingdom                        0.0009            0.0063
                                             ---------------------------------
           TOTAL                                $0.0022           $0.0164
                                             ---------------------------------

In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age, and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years, and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                 LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)            Director        Since 1992              133                Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                      company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------

FRANK J. CROTHERS (58)           Director        Since 1990              17                 None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power
Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)         Director        Since 1992              134                None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

ANDREW H. HINES, JR. (79)        Director        Since 1993              27                 None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and
Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of
the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (50)            Director        Since 1996              82                 Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                      (exploration and refining of oil and
Suite 2100                                                                                  gas); Hercules Incorporated
Fort Lauderdale, FL 33394-3091                                                              (chemicals, fibers and resins);
                                                                                            Beverly Enterprises, Inc. (health
                                                                                            care); H.J. Heinz Company (processed
                                                                                            foods and allied products); RTI
                                                                                            International Metals, Inc.
                                                                                            (manufacture and distribution of
                                                                                            titanium); and Canadian National
                                                                                            Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

BETTY P. KRAHMER (73)            Director        Since 1995              21                 None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                 LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)           Director        Since 1993              133                Director, White Mountains Insurance
500 East Broward Blvd.                                                                      Group, Ltd. (holding company); Martek
Suite 2100                                                                                  Biosciences Corporation; MedImmune,
Fort Lauderdale, FL 33394-3091                                                              Inc. (biotechnology); Overstock.com
                                                                                            (Internet services); and Spacehab,
                                                                                            Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

FRED R. MILLSAPS (73)            Director        Since 1992              27                 None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY,
Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------

CONSTANTINE D.                   Director        Since 1990              17                 None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                 LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)         Director        Since 1993              21                 Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                      (exploration and refining of oil and
Suite 2100                                                                                  gas); C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                              investment business); and H.J. Heinz
                                                                                            Company (processed foods and allied
                                                                                            products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury
(1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey
(April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)        Director, Vice  Director and            133                None
One Franklin Parkway             President and   Vice President
San Mateo, CA 94403-1906         Chairman of     since 1993 and
                                 the Board       Chairman of
                                                 the Board
                                                 since 1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)             Vice President  Since 1996         Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                 LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)          Vice President  Since 2001        Not Applicable           None
PO Box N-7759
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)          Vice President  Since 1990        Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.;
Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial
Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory
Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)            Senior Vice     Since 2002        Not Applicable           None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)               Vice President  Since 2000        Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.;
and officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)            Vice President  Vice President    Not Applicable           None
One Franklin Parkway             and Secretary   since 2000 and
San Mateo, CA 94403-1906                         Secretary since
                                                 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; and
officer of one of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (62)      Vice President  Since 1996        Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

JOHN R. KAY (62)                 Vice President  Since 1994        Not Applicable           None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of
20 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                 LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)           Vice President  Since 2002        Not Applicable           Director, FTI Banque, Arch Chemicals,
600 5th Avenue                   - AML                                                      Inc. and Lingnan Foundation.
Rockefeller Center               Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARK MOBIUS (66)                 Vice President  Since 1993        Not Applicable           None
Two Exchange Square,
39th Floor, Suite 3905-08
Hong Kong

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive
Vice President and Director, Templeton Global Advisors Limited; officer of six of the investment companies in Franklin
Templeton Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources, Inc.;
and FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund)
(1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------

DONALD F. REED (58)              President and   President since   Not Applicable           None
1 Adelaide Street East           Chief Executive 1993 and Chief
Suite 2101                       Officer -       Executive
Toronto, Ontario                 Investment      Officer -
Canada M5C 3B8                   Management      Investment
                                                 Management
                                                 since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Director, Templeton Worldwide, Inc.; Chief Executive Officer, Templeton Investment Counsel, LLC;
President, Chief Executive Officer and Director, Franklin Templeton Investments Corp.; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and FORMERLY,Chairman and Director, FTTrust Company.
------------------------------------------------------------------------------------------------------------------------------------

BRUCE S. ROSENBERG (41)          Treasurer and   Treasurer since   Not Applicable           None
500 East Broward Blvd.           Chief Financial 2000 and Chief
Suite 2100                       Officer         Financial
Fort Lauderdale, FL 33394-3091                   Officer since
                                                 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc. and of
16 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)           Vice President  Since 2000        Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief
Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Funds' adviser and distributor, and his position with TIFI. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

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     U.S. POSTAGE
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    Permit No. 655
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This report must be preceded or accompanied by the current prospectus of the
Templeton Institutional Funds, Inc. Franklin Templeton Non-U.S. Core Equity Series, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.









                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243



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